Related-Party Transactions	12 Months Ended
Dec. 31, 2017
Related-Party Transactions
Related-Party Transactions

23. Related-Party Transactions

Details of transactions between the Company and related parties are disclosed below.

(a) Compensation of the Supervisory Board

The remuneration of the supervisory board members in 2017 is set out in the table below:

	2017
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	87	123
Mr. Henri Termeer	28	—	160	188
Mr. Antoine Papiernik	76	—	—	76
Ms. Alison Lawton	31	—	99	130
Mr. Paul Baart	84	—	—	84
Mr. James Shannon	33	—	92	125
	288	—	438	726

The remuneration of the supervisory board members in 2016 is set out in the table below:

	2016
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	52	88
Mr. Henri Termeer	31	—	51	82
Mr. Antoine Papiernik	78	—	—	78
Ms. Alison Lawton	31	—	74	105
Mr. Paul Baart	82	—	—	82
Mr. James Shannon	29	—	27	56
	287	—	204	491

The 2015 remuneration is set out in the table below:

	2015
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	12	48
Mr. Henri Termeer	34	—	11	45
Mr. Antoine Papiernik	73	—	—	73
Ms. Alison Lawton	31	—	48	79
Mr. Paul Baart	73	—	—	73
	247	—	71	318

As at December 31, 2017:

•

Mr. Valerio holds 1,043,420 ordinary shares in the Company, as well as 88,425 options. These options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant. In 2016, Mr. Valerio was granted 23,989 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 6.08 per option. In 2017, Mr. Valerio was granted 32,164 options at an average exercise price of € 4.65 per option.

On September 12, 2017, Mr. Valerio provided a convertible loan to Amylon Therapeutics B.V. This loan is interest-bearing at an average rate of 8% per annum and is convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 months in equal quarterly terms.

•	Mr. Termeer passed away on May 12, 2017. His full board fee was awarded post mortem.
•

Mr. Antoine Papiernik does not hold any shares or options in the Company. As a managing partner of Sofinnova Partners SAS, the management company of Sofinnova Capital VII FCPR, holder of 3,625,925 ordinary shares, Mr. Papiernik may be deemed to have share voting and investment power with respect to such shares.

•

Ms. Lawton holds 68,973 options. In 2015, Ms. Lawton was granted 4,970 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 16.10 per option. In 2016, she was granted 23,989 options with an exercise price of € 6.08 per option. In 2017, she was granted 32,164 options with an average exercise price of € 4.65 per option. Under these option grants options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant.

•	Mr. Paul Baart does not hold any shares or options in the Company.
•

Mr. James Shannon holds 61,538 ordinary shares in the Company and 65,233 options. In 2016, he was granted 33,069 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 4.32 per option. In 2017, he was granted 32,164 options at an exercise price of € 4.65 per option. Under these option grants options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant.

(b)   Compensation of key management

Our management board is supported by our officers, or senior management. The total remuneration of the management board and senior management in 2017 amounted to € 5,096,000 with the details set out in the table below:

	2017
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	570	8	622	1,200
Mr. R.K. Beukema[2]	411	15	261	687
Management Board	981	23	883	1,887
Senior Management	1,719	66	1,424	3,209
	2,700	89	2,307	5,096
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer, of € 217,000 based on goals realised in 2017.
2	Short term employee benefits includes a bonus for Mr. René Beukema, of € 113,000 based on goals realised in 2017.

The total remuneration of the management board and senior management in 2016 amounted to € 3,038,000 with the details set out in the table below:

	2016
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	429	7	391	827
Mr. R.K. Beukema[2]	346	13	165	524
Management Board	775	20	556	1,351
Senior Management	1,020	48	619	1,687
	1,795	68	1,175	3,038
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 131,000 based on goals realised in 2016.
2	Short term employee benefits includes a bonus for Mr. René Beukema of € 76,000 based on goals realised in 2016.

The total remuneration of the management board and senior management in 2015 amounted to € 2,420,000 with the details set out in the table below:

	2015
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	397	7	164	568
Mr. R.K. Beukema[2]	313	13	88	414
Management Board	710	20	252	982
Senior Management	943	27	468	1,438
	1,653	47	720	2,420
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 100,000 based on goals realised in 2015.
2	Short term employee benefits includes a bonus for Mr. René Beukema of € 46,000 based on goals realised in 2015.

As at December 31, 2017:

•

Mr. de Boer holds 1,152,293 ordinary shares in the Company as well as 449,338 options. In 2015, Mr. de Boer was awarded a total number of 23,902 options to acquire ordinary shares at € 16.10 per option. In 2016, he was awarded 129,727 options at an exercise price of € 6.64 per option. In 2017, he was awarded 239,717 options at an exercise price of € 4.65 per option. These options vest over four years in equal annual installments and had a remaining weighted-average contractual life of 8.3 years at December 31, 2017.

•

Mr. Beukema holds 346,239 ordinary shares in the Company as well as 299,081 options. In 2015, Mr. Beukema was awarded 8,713 options to acquire ordinary shares at € 16.10 per option. In 2016, he was awarded 50,608 options at an exercise price of € 6.64 per option. In 2017, he was awarded 101,408 options at an exercise price of € 4.65 per option. These options vest over four years in equal annual installments and had a remaining weighted-average contractual life of 7.3 years at December 31, 2017.

ProQR does not grant any loans, advanced payments and guarantees to members of the Management and Supervisory Board.